UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC
Phone:     617.310.6130

Signature, Place, and Date of Signing:

           *
    _________________________________________
    Thomas B. Ellis     Boston, Massachusetts     November 12, 2010

           *
    _________________________________________
    Todd B. Hammer      Boston, Massachusetts     November 12, 2010


    *  By:  /S/ SARAH L. FILION
    _________________________________________
    Sarah L. Filion, Attorney-in-Fact Pursuant
    to Powers of Attorney incorporated by
    reference to the 13F Report filed on
    May 15, 2009.



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $564,478 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     1817   800300 SH       SOLE                   800300
BAXTER INTL INC                COM              071813109    34113   715000 SH       SOLE                   715000
CARTER INC                     COM              146229109    23091   877000 SH       SOLE                   877000
COCA COLA ENTERPRISES INC      COM              191219104    34162  1102000 SH       SOLE                  1102000
CVS CAREMARK CORPORATION       COM              126650100    50516  1605200 SH       SOLE                  1605200
DELIA'S INC NEW                COM              246911101     5187  2744500 SH       SOLE                  2744500
ECHOSTAR CORP                  CL A             278768106    14196   744000 SH       SOLE                   744000
HEALTH NET INC                 COM              42222G108    35619  1310000 SH       SOLE                  1310000
INTERVAL LEISURE GROUP INC     COM              46113M108    28961  2150000 SH       SOLE                  2150000
LEAR CORP                      COM NEW          521865204    29338   371700 SH       SOLE                   371700
MEDCATH CORP                   COM              58404W109     4552   452041 SH       SOLE                   452041
MI DEVS INC                    CL A SUB VTG     55304X104    26000  2365800 SH       SOLE                  2365800
MICROSOFT CORP                 COM              594918104    46531  1900000 SH       SOLE                  1900000
MUELLER INDS INC               COM              624756102     6842   258300 SH       SOLE                   258300
PENNYMAC MTG INVT TR           COM              70931T103     8321   465100 SH       SOLE                   465100
PEP BOYS MANNY MOE & JACK      COM              713278109    27508  2600000 SH       SOLE                  2600000
PFIZER INC                     COM              717081103    12362   720000 SH       SOLE                   720000
POWER ONE INC NEW              COM              73930R102     5100   561100 SH       SOLE                   561100
PSIVIDA CORP                   COM              74440J101     1242   283500 SH       SOLE                   283500
RETAIL VENTURES INC            COM              76128Y102     9122   847800 SH       SOLE                   847800
RUBICON TECHNOLOGY INC         COM              78112T107      737    32500 SH       SOLE                    32500
SLM CORP                       COM              78442P106    51282  4440000 SH       SOLE                  4440000
SPARK NETWORKS INC             COM              84651P100     4246  1318525 SH       SOLE                  1318525
TESSERA TECHNOLOGIES INC       COM              88164L100    24420  1320000 SH       SOLE                  1320000
TRIPLE-S MGMT CORP             CL B             896749108    21905  1300000 SH       SOLE                  1300000
WELLPOINT INC                  COM              94973V107    57308  1011800 SH       SOLE                  1011800